GROUP STRUCTURE (Details 12) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 3,386	$ 3,399
Current assets	1,336	1,343
Assets	4,722	4,742
Non-current Liabilities	1,788	1,827
Current liabilities	521	631
Liabilities	2,309	2,458
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Non-current assets	112	227
Current assets	7	16
Assets	119	243
Non-current Liabilities	17	25
Current liabilities	29	53
Liabilities	46	78
Production cost	$ 94	$ 85